Condensed Financial Information of the Company (Details) - Schedule of statements of cash flows - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net income	¥ 250,989	$ 39,386	¥ 268,254	¥ 188,932
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(251,318)	(39,437)	(271,133)	(193,926)
Compensation expenses associated with stock options			(393)	393
Changes in operating assets and liabilities:
Other receivables	392	62	26	(4)
Other payables	(847)	(133)	(7,707)	1,214
Net cash (used in) from operating activities	(784)	(122)	(10,953)	(3,391)
Cash flows (used in) generated from investing activities
Purchase of short-term investments			(71,382)	(178,371)
Changes in investment in subsidiaries and an affiliate	43,757	6,866	26,195	(6,623)
Advances to subsidiaries and affiliates	157,582	24,728	660,004	498,774
Proceeds from disposal of short-term investments			73,310	143,581
Net cash generated from investing activities	201,339	31,594	688,127	457,361
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options				4
Proceeds of employee and grantee subscriptions				111,304
Dividends paid	(242,518)	(38,057)	(388,499)	(435,072)
Repurchase of ordinary shares from open market				(484,015)
Repayment of subscription from the 521 Plan participants			(250,312)
Net cash generated used in financing activities	(242,518)	(38,057)	(638,811)	(807,779)
Net increase (decrease) in cash and cash equivalents	(41,963)	(6,585)	38,363	(353,809)
Cash and cash equivalents and restricted cash at beginning of year	66,345	10,411	32,314	366,862
Effect of exchange rate changes on cash and cash equivalents	(9,875)	(1,550)	(4,332)	19,261
Cash and cash equivalents and restricted cash at end of the year	¥ 14,507	$ 2,276	¥ 66,345	¥ 32,314